Variable Interest Entities (Narrative) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entities
Amount of cash and due from banks and interest-earning deposits in other banks eliminated for consolidated variable interest entities		¥ 125,813
Amount of trading account assets eliminated for consolidated variable interest entities	858	711
Amount of investment securities eliminated for consolidated variable interest entities	10	415
Amount of loans eliminated for consolidated variable interest entities	993,204	193,953
Amount of all other assets eliminated for consolidated variable interest entities	7,701	7,414
Amount of other short-term borrowings eliminated for consolidated variable interest entities	3,179,780	3,335,342
Amount of long-term debt eliminated for consolidated variable interest entities	1,220,590	1,518,273
Amount of all other liabilities eliminated for consolidated variable interest entities	65,341	57,591
Amount of cash and due from banks eliminated for consolidated variable interest entities	36,244
Amount of interest-earning deposits in other banks for consolidated variable interest entities	77,083
Net increase in consolidated assets resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		237,008
Net increase in consolidated shareholders' equity attributable to noncontrolling interest resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010		19,551
Net increase in consolidated liabilities resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		214,887
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities guidance as of April 1, 2010		¥ 1,408